ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Indonesia Energy Corporation Limited (the “Company,” “IEC,” “we,” “us,” our” and similar terminology), through its subsidiaries in Hong Kong and Indonesia, is an oil and gas exploration and production company focused on the Indonesian market. The Company currently holds two oil and gas assets through its subsidiaries in Indonesia: one producing block (the “Kruh Block”) and one exploration block (the “Citarum Block”). The Company also identified a potential third exploration block known as the “Rangkas Area”. In January 2024, new 3D seismic exploratory operations at the Company’s 63,753 acre Kruh Block commenced, which was completed in June 2024.   Interpretation and reservoir study based on the 3D seismic data continued until September 2025. Importantly, the Company anticipates that the results of this seismic work will support the commencement of its continuing drilling program, which includes two back-to-back wells for which field operations are already underway. These two wells are expected to be completed in the first quarter of 2026 as part of the Company’s continuous drilling program of 14 new wells over the next four years.